JPMorgan Hedged Equity Fund
Schedule of Portfolio Investments as of March 31, 2025
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.1%
Aerospace & Defense — 2.0%
Howmet Aerospace, Inc.	1,146	148,683
RTX Corp.	706	93,569
Textron, Inc.	582	42,024
TransDigm Group, Inc.	88	120,956
		405,232
Air Freight & Logistics — 0.7%
FedEx Corp.	197	48,111
United Parcel Service, Inc., Class B	849	93,359
		141,470
Automobile Components — 0.1%
Aptiv plc (Jersey) *	270	16,094
Automobiles — 1.4%
Tesla, Inc. * (a)	1,103	285,842
Banks — 3.5%
Bank of America Corp. (a)	5,334	222,596
Citigroup, Inc.	1,063	75,459
Fifth Third Bancorp	2,121	83,126
Truist Financial Corp.	1,856	76,373
US Bancorp	1,384	58,441
Wells Fargo & Co.	2,791	200,404
		716,399
Beverages — 2.0%
Coca-Cola Co. (The)	1,945	139,312
Keurig Dr Pepper, Inc.	2,201	75,315
PepsiCo, Inc.	1,299	194,690
		409,317
Biotechnology — 2.3%
AbbVie, Inc. (a)	1,231	257,944
Neurocrine Biosciences, Inc. *	129	14,269
Regeneron Pharmaceuticals, Inc.	136	86,002
Sarepta Therapeutics, Inc. *	63	4,002
Vertex Pharmaceuticals, Inc. *	205	99,477
		461,694
Broadline Retail — 4.1%
Amazon.com, Inc. * (a)	4,397	836,615
Building Products — 1.5%
Carrier Global Corp.	1,313	83,284
Masco Corp.	721	50,117
Trane Technologies plc	521	175,542
		308,943
Capital Markets — 2.1%
Ameriprise Financial, Inc.	160	77,354
Charles Schwab Corp. (The)	1,249	97,795

JPMorgan Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Capital Markets — continued
CME Group, Inc.	403	106,965
Goldman Sachs Group, Inc. (The)	191	104,252
KKR & Co., Inc.	300	34,665
		421,031
Chemicals — 1.7%
Dow, Inc.	1,351	47,167
Linde plc	381	177,443
LyondellBasell Industries NV, Class A	572	40,259
PPG Industries, Inc.	468	51,179
Sherwin-Williams Co. (The)	62	21,689
		337,737
Communications Equipment — 0.3%
Arista Networks, Inc. *	503	38,950
Motorola Solutions, Inc.	71	31,124
		70,074
Construction Materials — 0.2%
Martin Marietta Materials, Inc.	65	31,163
Consumer Finance — 0.6%
American Express Co.	315	84,836
Capital One Financial Corp.	159	28,532
		113,368
Consumer Staples Distribution & Retail — 0.8%
Costco Wholesale Corp.	110	104,631
Walmart, Inc.	626	54,939
		159,570
Diversified Telecommunication Services — 0.5%
AT&T, Inc.	3,468	98,069
Electric Utilities — 2.3%
Entergy Corp.	179	15,315
NextEra Energy, Inc. (a)	2,377	168,518
NRG Energy, Inc.	90	8,620
PG&E Corp.	5,248	90,155
Southern Co. (The)	1,990	182,948
		465,556
Electrical Equipment — 0.4%
Eaton Corp. plc	263	71,597
Electronic Equipment, Instruments & Components — 0.1%
TE Connectivity plc (Switzerland)	131	18,450
Energy Equipment & Services — 0.3%
Baker Hughes Co.	1,305	57,366
Entertainment — 0.9%
Netflix, Inc. *	67	62,659

JPMorgan Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Entertainment — continued
Walt Disney Co. (The)	925	91,340
Warner Music Group Corp., Class A	664	20,803
		174,802
Financial Services — 6.5%
Berkshire Hathaway, Inc., Class B * (a)	676	360,003
Corpay, Inc. *	277	96,612
Fidelity National Information Services, Inc.	1,206	90,049
Mastercard, Inc., Class A (a)	679	372,221
Toast, Inc., Class A *	742	24,602
Visa, Inc., Class A (a)	1,021	357,852
WEX, Inc. *	59	9,237
		1,310,576
Food Products — 0.7%
Mondelez International, Inc., Class A	2,120	143,822
Ground Transportation — 1.0%
CSX Corp.	2,760	81,236
Uber Technologies, Inc. *	1,544	112,456
		193,692
Health Care Equipment & Supplies — 2.5%
Abbott Laboratories	295	39,066
Baxter International, Inc.	374	12,789
Boston Scientific Corp. *	1,236	124,716
Edwards Lifesciences Corp. *	737	53,435
Medtronic plc	1,238	111,225
Stryker Corp.	415	154,611
		495,842
Health Care Providers & Services — 2.3%
Cigna Group (The)	237	77,909
HCA Healthcare, Inc.	68	23,499
Humana, Inc.	123	32,368
McKesson Corp.	55	37,233
UnitedHealth Group, Inc. (a)	575	301,194
		472,203
Health Care REITs — 0.9%
Alexandria Real Estate Equities, Inc.	105	9,697
Ventas, Inc.	1,505	103,480
Welltower, Inc.	418	64,117
		177,294
Hotels, Restaurants & Leisure — 3.7%
Booking Holdings, Inc.	16	74,475
Carnival Corp. *	1,308	25,537
Chipotle Mexican Grill, Inc. *	1,986	99,706
DoorDash, Inc., Class A *	172	31,433
Expedia Group, Inc.	358	60,168

JPMorgan Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Hotels, Restaurants & Leisure — continued
Hilton Worldwide Holdings, Inc.	386	87,866
McDonald's Corp.	667	208,448
Royal Caribbean Cruises Ltd.	169	34,711
Yum! Brands, Inc.	733	115,374
		737,718
Household Durables — 0.1%
Lennar Corp., Class A	208	23,827
Household Products — 0.3%
Church & Dwight Co., Inc.	538	59,209
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp.	144	16,939
Industrial Conglomerates — 0.4%
3M Co.	505	74,126
Industrial REITs — 0.4%
Prologis, Inc.	663	74,088
Insurance — 2.1%
Aon plc, Class A	245	97,618
Arthur J Gallagher & Co.	375	129,555
Chubb Ltd.	69	20,897
Progressive Corp. (The)	620	175,444
		423,514
Interactive Media & Services — 6.1%
Alphabet, Inc., Class A (a)	2,495	385,822
Alphabet, Inc., Class C (a)	1,403	219,246
Meta Platforms, Inc., Class A (a)	1,080	622,197
		1,227,265
IT Services — 0.6%
Accenture plc, Class A (Ireland)	103	32,057
Cognizant Technology Solutions Corp., Class A	1,289	98,641
		130,698
Life Sciences Tools & Services — 0.9%
Thermo Fisher Scientific, Inc.	375	186,383
Machinery — 1.9%
Caterpillar, Inc.	228	75,067
Deere & Co.	264	123,798
Ingersoll Rand, Inc.	462	36,988
Otis Worldwide Corp.	1,049	108,301
PACCAR, Inc.	473	46,051
		390,205
Media — 0.9%
Charter Communications, Inc., Class A *	179	65,770
Comcast Corp., Class A	3,301	121,818
		187,588

JPMorgan Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Metals & Mining — 0.1%
Nucor Corp.	154	18,475
Multi-Utilities — 0.1%
Dominion Energy, Inc.	463	25,953
Oil, Gas & Consumable Fuels — 3.3%
ConocoPhillips	1,626	170,716
Diamondback Energy, Inc.	354	56,650
EOG Resources, Inc.	736	94,437
Exxon Mobil Corp. (a)	2,871	341,459
		663,262
Passenger Airlines — 0.2%
Delta Air Lines, Inc.	738	32,193
Personal Care Products — 0.2%
Kenvue, Inc.	1,821	43,657
Pharmaceuticals — 3.0%
Bristol-Myers Squibb Co.	2,450	149,422
Eli Lilly & Co. (a)	288	238,094
Johnson & Johnson	1,153	191,228
Merck & Co., Inc.	296	26,511
		605,255
Professional Services — 0.5%
Equifax, Inc.	124	30,092
Leidos Holdings, Inc.	508	68,582
		98,674
Residential REITs — 0.1%
Equity LifeStyle Properties, Inc.	435	29,023
Semiconductors & Semiconductor Equipment — 10.6%
Advanced Micro Devices, Inc. *	509	52,270
Analog Devices, Inc.	723	145,779
Broadcom, Inc. (a)	1,840	308,107
Lam Research Corp.	1,092	79,369
Marvell Technology, Inc.	143	8,812
Micron Technology, Inc.	874	75,938
NVIDIA Corp. (a)	11,060	1,198,719
NXP Semiconductors NV (China)	670	127,367
Texas Instruments, Inc. (a)	835	150,088
		2,146,449
Software — 9.8%
Adobe, Inc. *	65	24,752
Cadence Design Systems, Inc. *	95	24,174
Fair Isaac Corp. *	17	30,659
Intuit, Inc.	113	69,666
Microsoft Corp. (a)	3,563	1,337,430
Oracle Corp.	950	132,876
Palantir Technologies, Inc., Class A *	492	41,558

JPMorgan Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Software — continued
Salesforce, Inc.	669	179,524
ServiceNow, Inc. *	167	132,758
		1,973,397
Specialized REITs — 0.7%
Digital Realty Trust, Inc.	380	54,444
Equinix, Inc.	25	20,303
SBA Communications Corp.	294	64,792
		139,539
Specialty Retail — 2.3%
AutoZone, Inc. *	27	104,569
Best Buy Co., Inc.	347	25,521
Burlington Stores, Inc. *	203	48,506
Lowe's Cos., Inc.	832	193,954
Ross Stores, Inc.	792	101,237
		473,787
Technology Hardware, Storage & Peripherals — 7.3%
Apple, Inc. (a)	6,114	1,358,033
Hewlett Packard Enterprise Co.	1,406	21,692
Sandisk Corp. *	50	2,388
Seagate Technology Holdings plc	954	81,054
Western Digital Corp. *	150	6,085
		1,469,252
Tobacco — 0.6%
Altria Group, Inc.	706	42,413
Philip Morris International, Inc.	521	82,660
		125,073
Trading Companies & Distributors — 0.1%
United Rentals, Inc.	40	25,237
Total Common Stocks (Cost $12,109,113)		19,794,604
	NO. OF CONTRACTS
Options Purchased — 1.7%
Put Options Purchased — 1.7%
S&P 500 Index
6/30/2025 at USD 5,310.00, European Style
Notional Amount: USD 20,224,546
Counterparty: Exchange-Traded * (Cost $356,174)	36,039	346,696

JPMorgan Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 2.6%
Investment Companies — 2.6%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 4.21% (b) (c) (Cost $520,314)	520,314	520,314
Total Investments — 102.4% (Cost $12,985,601)		20,661,614
Liabilities in Excess of Other Assets — (2.4)%		(479,948)
NET ASSETS — 100.0%		20,181,666

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust
USD	United States Dollar

*	Non-income producing security.
(a)	All or a portion of the security is segregated for options written.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2025.

JPMorgan Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
Futures contracts outstanding as of March 31, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	1,462	06/20/2025	USD	413,508	(2,564)

Abbreviations
USD	United States Dollar
Written Call Options Contracts as of March 31, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
S&P 500 Index	Exchange-Traded	36,039	USD 20,224,546	USD 5,905.00	6/30/2025	(263,805)
Written Put Options Contracts as of March 31, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
S&P 500 Index	Exchange-Traded	36,039	USD 20,224,546	USD 4,480.00	6/30/2025	(70,096)
Total Written Options Contracts (Premiums Received $325,829)						(333,901)

Abbreviations
USD	United States Dollar

JPMorgan Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts and options are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$20,661,614	$—	$—	$20,661,614
Depreciation in Other Financial Instruments
Futures Contracts (a)	$(2,564)	$—	$—	$(2,564)
Options Written (a)
Call Options Written	(263,805)	—	—	(263,805)
Put Options Written	(70,096)	—	—	(70,096)
Total Depreciation in Other Financial Instruments	$(336,465)	$—	$—	$(336,465)

(a)	Please refer to the SOI for specifics of portfolio holdings.

JPMorgan Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2025
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2025	Shares at March 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 4.21% (a) (b)	$518,872	$2,272,975	$2,271,533	$—	$—	$520,314	520,314	$10,053	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2025.